SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	5.50%	10.00%	10.00%
Minimum [Member]
Expected volatility	56.60%	53.50%	48.68%
Risk-free interest	0.54%	0.80%	1.02%
Expected life	4 years 9 months 14 days	4 years 8 months 1 day	4 years 8 months 1 day
Maximum [Member]
Expected volatility	61.50%	59.60%	53.20%
Risk-free interest	1.04%	2.04%	2.46%
Expected life	5 years 8 months 12 days	5 years 8 months 8 days	5 years 8 months 8 days